Treasury shares (Details) - USD ($)		6 Months Ended		12 Months Ended
	Apr. 17, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share capital and other reserves
At beginning of the financial period		$ 50,372,000
Purchases of treasury shares				$ 2,739,000
Share options exercised		(2,132,000)		(523,000)
At end of the financial period		$ 47,377,000		$ 50,372,000
Treasury shares
Share capital and other reserves
At beginning of the financial period		7,939,000	7,743,000	7,743,000
Purchases of treasury shares	316,437		317,000
Share options exercised		(472,000)	(121,000)
At end of the financial period		7,467,000	7,939,000	7,939,000
At beginning of the financial period		$ 50,372,000	$ 48,387,000	$ 48,387,000
Purchases of treasury shares	$ 2,732,109		2,739,000
Share options exercised		(2,995,000)	(754,000)
At end of the financial period		$ 47,377,000	$ 50,372,000	$ 50,372,000